Shareholders' Equity (Deficit) - Schedule of Common Stock Issuance (Details) - Common Stock [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Balance, shares	2,318,139	1,129,052
Conversion of preferred stock to common stock and payment of preferred dividend paid with common stock	10,934
Issuance of common stock for professional services	43,860	38,334
March 2016 equity offering	245,226
Share-based compensation	22,539
Issuance of common stock under Associate Stock Purchase Plan	12,109
Warrant exercises	328,710	189,908
Balance, shares	2,981,517	2,318,139